Supplemental Oil and Gas Information (Unaudited)	12 Months Ended
Dec. 31, 2013
Extractive Industries [Abstract]
Supplemental Oil and Gas Information (Unaudited)

Note 17. Supplemental Oil and Gas Information (Unaudited)

Capitalized Costs Relating to Oil and Natural Gas Producing Activities

The total amount of capitalized costs relating to oil and natural gas producing activities and the total amount of related accumulated depreciation, depletion and amortization is as follows at the dates indicated.

	Years Ended December 31,
	2013	2012
	(in thousands)
MRD Segment:
Evaluated oil and natural gas properties	$1,226,417	$1,052,219
Unevaluated oil and natural gas properties	46,413	26,589
Accumulated depletion, depreciation, and amortization	(256,629)	(202,581)

Subtotal	$1,016,201	$876,227

MEMP Segment:
Evaluated oil and natural gas properties(1)	$1,758,953	$1,545,402
Unevaluated oil and natural gas properties	—	5,004
Accumulated depletion, depreciation, and amortization(1)	(416,617)	(265,710)

Subtotal	$1,342,336	$1,284,696

Eliminations:
Accumulated depletion, depreciation, and amortization(1)	$49,884	$—

Consolidated:
Evaluated oil and natural gas properties(1)	$2,985,370	$2,597,621
Unevaluated oil and natural gas properties	46,413	31,593
Accumulated depletion, depreciation, and amortization(1)	(623,362)	(468,291)

Total	$2,408,421	$2,160,923

(1)	Amounts do not include costs for SPBPC and related support equipment.

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

Costs incurred in property acquisition, exploration and development activities were as follows for the periods indicated:

	Years Ended December 31,
	2013	2012
	(in thousands)
MRD Segment:
Property acquisition costs, proved	$56,108	$87,857
Property acquisition costs, unproved	19,975	5,293
Exploration and extension well costs	13,313	212
Development	210,440	135,951

Subtotal	$299,836	$229,313

MEMP Segment:
Property acquisition costs, proved	$37,786	$278,246
Property acquisition costs, unproved	—	—
Exploration and extension well costs	—	42,430
Development(1)	145,830	62,472

Subtotal	$183,616	$383,148

Consolidated:
Property acquisition costs, proved	$93,894	$366,103
Property acquisition costs, unproved	19,975	5,293
Exploration and extension well costs	13,313	42,642
Development(1)	356,270	198,423

Total	$483,452	$612,461

(1)	Amounts do not include costs for SPBPC and related support equipment.

Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves

As required by the FASB and SEC, the standardized measure of discounted future net cash flows presented below is computed by applying first-day-of-the-month average prices, year-end costs and legislated tax rates and a discount factor of 10 percent to proved reserves. We do not believe the standardized measure provides a reliable estimate of the expected future cash flows to be obtained from the development and production of its oil and gas properties or of the value of its proved oil and gas reserves. The standardized measure is prepared on the basis of certain prescribed assumptions including first-day-of-the-month average prices, which represent discrete points in time, and therefore, may cause significant variability in cash flows from year to year as prices change.

Oil and Natural Gas Reserves

Users of this information should be aware that the process of estimating quantities of “proved” and “proved developed” oil and natural gas reserves is very complex, requiring significant subjective decisions in the evaluation of all available geological, engineering and economic data for each reservoir. The data for a given reservoir may also change substantially over time as a result of numerous factors including, but not limited to, additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. As a result, revisions to existing reserve estimates may occur from time to time. Although every reasonable effort is made to ensure reserve estimates reported represent the most accurate assessments possible, the subjective decisions and variances in available data for various reservoirs make these estimates generally less precise than other estimates included in the financial statement disclosures.

Proved reserves are those quantities of oil and natural gas that by analysis of geoscience and engineering data can be estimated with reasonable certainty to be economically producible—from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations—prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time.

We engaged NSAI to prepare reserves estimates for all of our estimated proved reserves (by volume) at December 31, 2013. All proved reserves are located in the United States and all prices are held constant in accordance with SEC rules.

The weighted-average benchmark product prices used for valuing the reserves are based upon the average of the first-day-of-the-month price for each month within the period January through December of each year presented:

	2013	2012
Oil ($/Bbl):
Spot(1)	$93.42	$91.33

NGL ($/Bbl):
Spot(1)	$93.42	$91.75

Natural Gas ($/MMbtu):
Spot(2)	$3.67	$2.75

(1)	The unweighted average West Texas Intermediate spot price was adjusted by lease for quality, transportation fees, and a regional price differential.
(2)	The unweighted average Henry Hub spot price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.

MRD Segment

The following tables set forth estimates of the net reserves as of December 31, 2013 and 2012, respectively:

	Year Ended December 31, 2013
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	11,953	739,378	41,466	1,059,895
Extensions and discoveries	1,794	149,974	8,319	210,652
Purchase of minerals in place	211	31,815	1,017	39,183
Production	(665)	(34,092)	(1,457)	(46,819)
Sales of minerals in place	(599)	(14,137)	(1,573)	(27,169)
Revision of previous estimates	(1,383)	(70,684)	(5,196)	(110,165)

End of year(1)	11,311	802,254	42,576	1,125,577

Proved developed reserves:
Beginning of year	3,082	245,449	12,321	337,869
End of year	3,402	263,797	13,904	367,641
Proved undeveloped reserves:
Beginning of year	8,871	493,929	29,145	722,026
End of year	7,909	538,457	28,672	757,936

(1)	Includes reserves of 41,077 MMcfe attributable to noncontrolling interests and the MRD Segment previous owners.

	Year Ended December 31, 2012
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	10,834	929,335	53,031	1,312,533
Extensions and discoveries	689	42,019	2,778	62,819
Purchase of minerals in place	1,100	28,115	1,879	45,987

Production	(369)	(24,131)	(898)	(31,731)
Sales of minerals in place	(4)	(728)	—	(752)
Revision of previous estimates	(297)	(235,232)	(15,324)	(328,961)

End of year(1)	11,953	739,378	41,466	1,059,895

Proved developed reserves:
Beginning of year	2,107	191,557	7,644	250,073
End of year	3,082	245,449	12,321	337,869
Proved undeveloped reserves:
Beginning of year	8,727	737,778	45,387	1,062,460
End of year	8,871	493,929	29,145	722,026

(1)	Includes reserves of 67,135 MMcfe attributable to noncontrolling interests and the MRD Segment previous owners.

Noteworthy amounts included in the categories of proved reserve changes for the years ended December 31, 2013 and 2012 in the above tables include:

•

148.6 Bcfe of the increase in reserves for the year end December 31, 2013, through the category extensions and discoveries, was due to the WildHorse’s horizontal redevelopment drilling program in the Terryville Complex in Lincoln Parish, Louisiana.

•

WildHorse acquired 43.5 Bcfe in multiple acquisitions during the year ended December 31, 2012, the largest being the Undisclosed Seller Acquisition. Downward revisions of previous estimates for estimated natural gas proved reserves was primarily the result of a decrease in natural gas prices.

See Note 3 for additional information on acquisitions and divestitures.

A variety of methodologies are used to determine our proved reserve estimates. The principal methodologies employed are reservoir simulation, decline curve analysis, volumetric, material balance, advance production type curve matching, petro-physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields.

The standardized measure of discounted future net cash flows is as follows:

	Years Ended December 31,
	2013	2012
	(in thousands)
Future cash inflows	$5,722,848	$4,921,192
Future production costs	(1,587,374)	(1,255,289)
Future development costs	(1,352,945)	(1,060,777)
Future net cash flows for estimated timing of cash flows(1)	2,782,529	2,605,126
10% annual discount for estimated timing of cash flows	(1,313,577)	(1,284,531)
Standardized measure of discounted future net cash flows(2)	$1,468,952	$1,320,595

(1)	We are subject to the Texas Franchise tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas to immateriality we have excluded the impact of this tax. However, had we not been a tax exempt entity future income tax for the years ended December 31, 2013 and 2012 would have been $760,433 and $647,464, respectively.
(2)	Includes $63,422 and $78,518 attributable to both noncontrolling interests and the MRD Segment previous owners for the years ended December 31, 2013 and 2012, respectively.

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the two year period ended December 31, 2013:

	Years Ended December 31,
	2013	2012
	(in thousands)
Beginning of year	$1,320,595	$1,386,071
Sale of oil and natural gas produced, net of production costs	(196,444)	(107,316)
Purchase of minerals in place	51,177	98,384
Sale of minerals in place	(54,091)	—
Extensions and discoveries	301,004	127,994
Changes in prices and costs	(11,336)	(402,202)
Previously estimated development costs incurred	87,297	64,390
Net changes in future development costs	57,353	(67,331)
Revisions of previous quantities	(186,804)	(176,788)
Accretion of discount	128,544	138,607
Change in production rates and other	(28,343)	258,786

End of year	$1,468,952	$1,320,595

MEMP Segment

The following tables set forth estimates of the net reserves as of December 31, 2013 and 2012, respectively:

	Year Ended December 31, 2013
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	39,089	604,440	29,352	1,015,095
Extensions and discoveries	5,655	40,770	1,747	85,180
Purchase of minerals in place	119	16,294	258	18,554
Production	(1,764)	(35,924)	(1,632)	(56,303)
Sales of minerals in place	—	—	—	—
Revision of previous estimates	(3,950)	(18,441)	(879)	(47,421)

End of year(1)	39,149	607,139	28,846	1,015,105

Proved developed reserves:
Beginning of year	24,515	376,932	15,947	619,704
End of year	22,265	387,548	15,959	616,893

Proved undeveloped reserves:
Beginning of year	14,574	227,508	13,405	395,391
End of year	16,884	219,591	12,887	398,212

(1)	MRD Segment’s share of these reserves is 89,837 MMcfe.

	Year Ended December 31, 2012
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	27,150	579,751	15,045	832,913
Extensions and discoveries	7,501	19,869	1,053	71,192
Purchase of minerals in place	11,336	113,617	7,095	224,202
Production	(1,519)	(29,744)	(745)	(43,329)
Sales of minerals in place	(4,214)	(4,214)	—	(29,499)
Revision of previous estimates	(1,165)	(74,839)	6,904	(40,384)

End of year(1)(2)	39,089	604,440	29,352	1,015,095

Proved developed reserves:
Beginning of year	19,332	413,431	10,015	589,504
End of year	24,515	376,932	15,947	619,704

Proved undeveloped reserves:
Beginning of year	7,818	166,320	5,030	243,409
End of year	14,574	227,508	13,405	395,391

(1)	Includes reserves of 406,324 MMcfe attributable to common control acquisitions.
(2)	MRD Segment’s share of these reserves is 476,550 MMcfe.

Noteworthy amounts included in the categories of proved reserve changes for the years 2013 and 2012 in the above tables include:

•

MEMP acquired 224.2 Bcfe in multiple acquisitions during the year ended December 31, 2012, the largest being the Goodrich Acquisition of 148.9 Bcfe. Stanolind acquired 43.6 Bcfe through multiple acquisitions, the largest being the Menemsha Acquisition of 23.9 Bcfe. During the year ended December 31, 2012, Propel divested 19.0 Bcfe of offshore Louisiana oil and gas properties to an NGP controlled entity.

See Note 3 for additional information on acquisitions and divestitures.

A variety of methodologies are used to determine our proved reserve estimates. The principal methodologies employed are reservoir simulation, decline curve analysis, volumetric, material balance, advance production type curve matching, petro-physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields.

The standardized measure of discounted future net cash flows is as follows:

	Years Ended December 31,
	2013	2012
	(in thousands)
Future cash inflows	$6,892,150	$6,511,776
Future production costs	(2,719,024)	(2,258,554)
Future development costs	(685,858)	(620,944)
Future net cash flows for estimated timing of cash flows(1)	3,487,268	3,632,278
10% annual discount for estimated timing of cash flows	(1,879,156)	(2,042,362)
Standardized measure of discounted future net cash flows(2)(3)	$1,608,112	$1,589,916

(1)	MEMP is subject to the Texas Franchise tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality we have excluded the impact of this tax. MEMP is organized as a pass-through entity for income tax purposes. Had we not been a tax exempt entity our share of future income tax related to our ownership of MEMP for the years ended December 31, 2013 and 2012 would have been $61,300 and $306,297, respectively.
(2)	Includes $503,021 attributable to the MEMP previous owners for the year ended December 31, 2012.
(3)	MRD Segment’s share of the standardized measure of discounted future net cash flows was $142,318 and $554,981 for the years ended December 31, 2013 and 2012, respectively.

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the two year period ended December 31, 2013:

	Years Ended December 31,
	2013	2012
	(in thousands)
Beginning of year	$1,589,916	$1,499,414
Sale of oil and natural gas produced, net of production costs	(234,520)	(160,023)
Purchase of minerals in place	23,160	375,953
Sale of minerals in place	—	(154,963)
Extensions and discoveries	136,423	265,108
Changes in income taxes, net	—	1,947
Changes in prices and costs	(74,395)	(331,760)
Previously estimated development costs incurred	174,490	66,360
Net changes in future development costs	(74,867)	(1,140)
Revisions of previous quantities	(141,122)	(90,587)
Accretion of discount	158,991	150,136
Change in production rates and other	50,036	(30,529)

End of year	$1,608,112	$1,589,916